Summary of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		¥ 977,341	¥ 1,274,166
Additions		20,311	39,544
Disposals		(280,397)	(6,531)
Foreign currency translation difference		(8,686)	8,929
Amortization expense	$ (22,071)	(143,602)	(183,964)	¥ (184,147)
Impairment	(25,314)	(163,852)	(154,803)
Ending Balance	61,650	401,115	977,341	1,274,166
Purchased software
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		73,445	74,471
Additions		11,073	26,763
Disposals		(5,973)	(6,531)
Foreign currency translation difference		(905)	1,814
Amortization expense		(27,011)	(23,072)
Ending Balance	7,781	50,629	73,445	74,471
Radio Spectrum License
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		91,568	93,387
Foreign currency translation difference		(7,781)	7,115
Amortization expense		(6,646)	(8,934)
Ending Balance	11,856	77,141	91,568	93,387
Network Use Right
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		15,834	16,834
Disposals		(15,086)
Amortization expense		(748)	(1,000)
Ending Balance			15,834	16,834
Contract Backlog
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		18,338	24,926
Amortization expense		(6,588)	(6,588)
Ending Balance	1,806	11,750	18,338	24,926
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		412,775	595,648
Disposals		(134,706)
Amortization expense		(52,992)	(80,349)
Impairment		(87,195)	(102,524)
Ending Balance	21,192	137,882	412,775	595,648
Licenses
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		12,557	16,519
Disposals		(4,000)
Amortization expense		(757)	(1,266)
Impairment		(3,532)	(2,696)
Ending Balance	656	4,268	12,557	16,519
Supplier Relationships
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		88,443	115,727
Disposals		(7,227)
Amortization expense		(19,304)	(25,277)
Impairment		(41,768)	(2,007)
Ending Balance	3,096	20,144	88,443	115,727
Trade Names
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		168,385	211,189
Disposals		(37,270)
Amortization expense		(12,217)	(17,908)
Impairment		(22,494)	(24,896)
Ending Balance	14,817	96,404	168,385	211,189
Platform Software
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		3,924	7,753
Amortization expense		(3,241)	(3,829)
Ending Balance	105	683	3,924	7,753
Non - Complete Agreement
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		8,903	18,504
Disposals		(4,297)
Amortization expense		(3,347)	(5,694)
Impairment		(1,105)	(3,907)
Ending Balance	24	154	8,903	18,504
Internal Use Software
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		40,006	27,619
Additions		9,238	12,781
Disposals		(41,660)
Amortization expense		(5,524)	(394)
Ending Balance	$ 317	2,060	40,006	27,619
Property management relationship
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		43,163	71,589
Disposals		(30,178)
Amortization expense		(5,227)	(9,653)
Impairment		¥ (7,758)	(18,773)
Ending Balance			¥ 43,163	¥ 71,589